GUARANTEES AND COMMITMENTS	12 Months Ended
Dec. 31, 2019
Disclosure Of Detail Information About Guarantees And Commitments [Abstract]
GUARANTEES AND COMMITMENTS [Text Block]

20. GUARANTEES AND COMMITMENTS

	Total	Year 1(2)	Year 2	Year 3	Year 4	Year 5+
Direct cost of revenue(1)	$ 649,283	$ 176,595	$ 162,504	$ 130,679	$ 130,116	$ 49,389

(1) For certain loyalty partners, the Corporation guarantees a minimum level of purchase of points/miles, for each contract year, over the duration of the contract term between the Corporation and loyalty program partner.  Management evaluates each guarantee at each reporting date and at the end of each contract year, to determine if the guarantee was met for that respective contract year.

(2) The guarantees and commitments schedule is prepared on a rolling 12-month basis. If a revenue guarantee has been met, it is removed from the disclosure above.